Re-engineering Costs (Tables)	6 Months Ended
Jul. 02, 2011
Restructuring Charges [Abstract]
Re-engineering and Impairment Charges
The balances included in accrued liabilities related to re-engineering and impairment charges as of July 2, 2011 and December 25, 2010 were as follows (in millions):

	July 2, 2011	December 25, 2010
Beginning of the year balance	$2.4	$1.5
Provision	2.5	7.6
Cash expenditures:
Severance	(3.7)	(5.5)
Other	(0.8)	(1.1)
Non-cash asset impairments	—	(0.1)
End of period balance	$0.4	$2.4